Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets
14.	Other non-current assets:

	December 31,	December 31,
	2021	2020
Value added taxes recoverable	$1,699	$1,487
Related party advances (Note 24)	1,855	1,307
Other	2,307	1,327
	$5,861	$4,121